COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Schedule of Lease-related Assets And Liabilities
	As of December 31,
	2021	2022

Assets
Operating Leases
Operating lease right-of-use assets	$1,501	$876

Liabilities
Current liabilities
Current maturities of operating leases	$781	$718
Long-term liabilities
Non-current operating leases	$810	$54

Weighted Average Remaining Lease Term
Operating leases	0.87	0.45

Weighted Average Discount Rate
Operating leases	6.13%	6.11%

Schedule of Lease Costs
	Year Ended December 31,
	2021	2022

Operating lease cost:	$872	$797

Schedule of Supplemental Cash Flow Information Related to Leases
	Year Ended December 31,
	2021	2022

Cash paid for amounts included in the measurement of leases liabilities:
Operating cash flows from operating leases	$843	$989

Schedule of Reconciles Undiscounted Cash Flows
Operating Leases

For the year ending December 31,
2023	$739
2024	54
2025 and thereafter	-
Total minimum lease payments	793
Less: amount of lease payments representing interest	21
Present value of future minimum lease payments	772
Less: Current maturities of operating leases	718
Long-term operating leases liabilities	54
$772